Other Comprehensive Income - Reclassifications (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Details About Accumulated Other Comprehensive Income Components [Line Items]
Cost of revenues	$ 2,901,469	$ 2,623,384	$ 5,677,346	$ 5,104,844
Amortization of unrealized losses	$ (8,106)	$ (4,355)	(17,335)	(8,709)
Total reclassifications for the period			30,424
Interest Rate Contract 1 [Member]
Details About Accumulated Other Comprehensive Income Components [Line Items]
Interest Income Expense Net			14,255	14,680
Foreign Exchange Contracts [Member]
Details About Accumulated Other Comprehensive Income Components [Line Items]
Cost of revenues			12,568	2,295
Gain Loss Cash Flow Hedges [Member]
Details About Accumulated Other Comprehensive Income Components [Line Items]
Total before tax			26,823	16,975
Tax expense or benefit			(7,295)	(4,829)
Net of tax			19,528	12,146
Actuarial Gain Loss [Member]
Details About Accumulated Other Comprehensive Income Components [Line Items]
Amortization of unrealized losses			17,335	8,709
Total before tax			17,335	8,709
Tax expense or benefit			(6,439)	(3,220)
Net of tax			$ 10,896	5,489
Total reclassifications for the period				$ 17,635